                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ------------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
         -----------------------------------------------
Address: 45 Rockefeller Plaza
         -----------------------------------------------
         17th Floor
         -----------------------------------------------
         New York, New York 10111
         -----------------------------------------------

Form 13F File Number: 28- 05455
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher C. Grisanti
          ----------------------------------------------
Title:    Principal
          ----------------------------------------------
Phone:    (212) 218-5300
          ----------------------------------------------
Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York           April 17, 2002
-----------------------------  ---------------------------   ------------------
[Signature]                            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ---------------

Form 13F Information Table Entry Total:        135
                                        ---------------

Form 13F Information Table Value Total: $1,094,452
                                        ---------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.          Form 13F File Number             Name

    None         28-______________                   ___________________
   --------

   [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                      For the quarter ended March 31, 2002

           COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
           --------             --------   --------    --------    --------           --------    --------            --------
                                TITLE OF                VALUE                 PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS      CUSIP      (X$1000)      SHRS     CALL   DISCRETION   MANAGERS      SOLE    SHARED  NONE
        --------------           -----      -----      --------      ----     ----   ----------   --------      ----    ------  ----
A D C TELECOMMUNICATN COM        COMMON    000886101     10,101    2,481,729         Sole                    2,481,729
ABBOTT LABORATORIES              COMMON    002824100      6,884      130,875         Sole                      130,875
ACE LTD                          COMMON    G0070K103     48,057    1,152,440         Sole                    1,152,440
ALBERTA ENERGY CO LTD            COMMON    012873105     10,984      250,200         Sole                      250,200
ALCIDE CORP                      COMMON    013742507        520       21,210         Sole                       21,210
AMEREN CORP                      COMMON    023608102        235        5,500         Sole                        5,500
AMERICAN ELECTRIC POWER CO INC   COMMON    025537101      2,261       49,053         Sole                       49,053
AMERICAN GREETINGS CORP          COMMON    026375105        388       21,357         Sole                       21,357
AMERICAN INTL GROUP INC          COMMON    026874107     27,214      377,237         Sole                      377,237
AMGEN INC                        COMMON    031162100      8,958      150,100         Sole                      150,100
AMSOUTH BANCORPORATION           COMMON    032165102      2,624      119,404         Sole                      119,404
ANGLOGOLD LIMITED-SPON ADR       COMMON    035128206     32,616    1,295,296         Sole                    1,295,296
ANHEUSER-BUSCH CO. INC           COMMON    035229103        376        7,200         Sole                        7,200
ANTHEM INC COM                   COMMON    03674b104     14,318      248,700         Sole                      248,700
AOL TIME WARNER INC              COMMON    00184A105      3,670      155,171         Sole                      155,171
AON CORP                         COMMON    037389103     34,766      993,311         Sole                      993,311
ARCH COAL INC                    COMMON    039380100        449       21,000         Sole                       21,000
ARCHSTONE-SMITH TRUST            COMMON    039583109      1,672       62,395         Sole                       62,395
ASK JEEVES INC                   COMMON    045174109         23       10,677         Sole                       10,677
AT&T CORP.                       COMMON    001957109     24,728    1,575,055         Sole                    1,575,055
AT&T WIRELESS SERVICES INC       COMMON    00209A106     37,324    4,170,278         Sole                    4,170,278
AUTOMATIC DATA PROCESSING CO     COMMON    053015103        656       11,264         Sole                       11,264
AVATAR HOLDINGS INC              COMMON    053494100      4,507      166,914         Sole                      166,914
AVNET INC                        COMMON    053807103        549       20,280         Sole                       20,280
BANK OF AMERICA CORP             COMMON    060505104        739       10,864         Sole                       10,864
BANK OF NEW YORK INC             COMMON    064057102      4,603      109,546         Sole                      109,546
BELO CORP                        COMMON    080555105     21,304      916,286         Sole                      916,286
BERKSHIRE HATHAWAY CLASS A       COMMON    084670108      8,603          121         Sole                          121
BERKSHIRE HATHAWAY CLASS B       COMMON    084670207      1,405          593         Sole                          593
BIOGEN INC                       COMMON    090597105        744       15,160         Sole                       15,160
BOEING CO.                       COMMON    097023105        762       15,800         Sole                       15,800
BP AMOCO PLC SPONS ADR           COMMON    055622104      2,023       38,092         Sole                       38,092
BRISTOL MYERS SQUIBB CO          COMMON    110122108      3,895       96,191         Sole                       96,191
CHESAPEAKE ENERGY CORP           COMMON    165167107        286       37,000         Sole                       37,000
CHEVRONTEXACO CORP COM           COMMON    166764100     24,121      267,209         Sole                      267,209
CHUBB CORP                       COMMON    171232101      9,876      135,100         Sole                      135,100
CISCO SYSTEMS INC                COMMON    17275R102      2,695      159,190         Sole                      159,190
CITIGROUP INC                    COMMON    172967101     16,109      325,297         Sole                      325,297
COCA COLA CO                     COMMON    191216100        285        5,462         Sole                        5,462
CONAGRA INC.                     COMMON    205887102     11,623      479,286         Sole                      479,286
CONOCO INC COM                   COMMON    208251504      3,941      135,054         Sole                      135,054
COUSINS PROPERTIES               COMMON    222795106      2,013       77,287         Sole                       77,287
COX COMMUNICATIONS  INC NEW      COMMON    224044107        313        8,328         Sole                        8,328
CURIS                            COMMON    231269101         22       10,405         Sole                       10,405
DELPHI AUTOMOTIVE SYSTEMS CORP   COMMON    247126105      5,480      342,714         Sole                      342,714
DELPHI FINANCIAL GROUP-CL A      COMMON    247131105      6,305      160,792         Sole                      160,792
DIAMOND OFFSHORE DRILLING        COMMON    25271c102      1,250       40,000         Sole                       40,000
DIME BANCORP INC NEW (EXPI       COMMON    25429Q102         80      613,550         Sole                      613,550
DOMINION RESOURCES INC VA        COMMON    25746U109        368        5,640         Sole                        5,640
DOW CHEMICAL CO                  COMMON    260543103     17,815      544,482         Sole                      544,482
DREYFUS NEW YORK TAX EXEMPT BO   MUTUAL    261900104        218       14,730         Sole                       14,730
DTE ENERGY CO                    COMMON    233331107        227        5,000         Sole                        5,000
DU PONT E I DE NEMOURS & CO      COMMON    263534109        742       15,745         Sole                       15,745
DUKE ENERGY CORP                 COMMON    264399106        257        6,802         Sole                        6,802
EGL INC COM                      COMMON    268484102      2,225      140,400         Sole                      140,400
EQUITY OFFICE PROPERTIES         COMMON    294741103        613       20,453         Sole                       20,453
EQUITY RESIDENTIAL PPTYS TR      COMMON    29476L107      6,185      215,192         Sole                      215,192
EXXON MOBIL CORPORATION          COMMON    30231G102      1,513       34,520         Sole                       34,520
FAUQUIER BANKSHARES COM          COMMON    312059108        243        9,000         Sole                        9,000
FEDERAL HOME LOAN                COMMON    313400301      1,058       16,700         Sole                       16,700
FEDERAL NATL MORTGAGE ASSN       COMMON    313586109     11,620      145,463         Sole                      145,463
FIRST DATA CORP                  COMMON    319963104      5,291       60,642         Sole                       60,642
FRANKLIN RESOURCES INC           COMMON    354613101      3,061       73,022         Sole                       73,022
GANNETT CO                       COMMON    364730101     11,888      156,218         Sole                      156,218
GEN MOTORS CL H-HUGHES ELECTRI   COMMON    370442832     38,481    2,339,295         Sole                    2,339,295
GENERAL ELECTRIC CO              COMMON    369604103      1,776       47,435         Sole                       47,435
GENTIVA HEALTH SERVICES          COMMON    37247a102        258       10,416         Sole                       10,416
GENZYME CORP                     COMMON    372917104        627       14,368         Sole                       14,368
GLAXOSMITHKLINE PLC-ADR          COMMON    37733W105      6,695      142,452         Sole                      142,452
HEWLETT PACKARD CO               COMMON    428236103        886       49,406         Sole                       49,406

HONEYWELL INTERNATIONAL INC.              COMMON      438516106      30,601         799,606       Sole          799,606
HOUSEHOLD INTL                            COMMON      441815107      12,211         214,991       Sole          214,991
INTEL CORP                                COMMON      458140100      11,042         363,113       Sole          363,113
INTERPUBLIC GROUP COS INC                 COMMON      460690100         337           9,840       Sole            9,840
INTERWOVEN INC.                           COMMON      46114t102          92          18,468       Sole           18,468
INTL BUSINESS MACHINES CORP               COMMON      459200101       1,280          12,304       Sole           12,304
JOHNSON & JOHNSON                         COMMON      478160104       2,877          44,302       Sole           44,302
JP MORGAN CHASE & CO.                     COMMON      46625H100       5,914         165,893       Sole          165,893
KEYCORP NEW                               COMMON      493267108      13,207         495,559       Sole          495,559
LILLY ELI & CO.                           COMMON      532457108       2,009          26,360       Sole           26,360
LUCENT TECHNOLOGIES                       COMMON      549463107      23,461       4,960,000       Sole        4,960,000
LYONDELL PETROCHEMICAL                    COMMON      552078107      17,897       1,077,500       Sole        1,077,500
MARATHON OIL CORP.                        COMMON      565849106      28,337         983,930       Sole          983,930
MARKEL CORP                               COMMON      570535104         469           2,303       Sole            2,303
MASSEY ENERGY GROUP                       COMMON      576206106         363          21,500       Sole           21,500
MERCK & CO INC                            COMMON      589331107       2,524          43,837       Sole           43,837
MERRILL LYNCH                             COMMON      590188108         277           5,000       Sole            5,000
METHANEX CORP                             COMMON      59151k108         111          15,000       Sole           15,000
MICROSOFT CORP                            COMMON      594918104      28,547         473,342       Sole          473,342
MUNIHOLDINGS NY INSURED FUND              MUTUAL      625931100         266          20,000       Sole           20,000
NAVISTAR INTL                             COMMON      63934E108      28,114         634,634       Sole          634,634
NESTLE SA SPONSORED ADR REPSTG            COMMON      641069406         445           8,000       Sole            8,000
PANCANADIAN ENERGY CORP                   COMMON      69831a107       1,487          50,000       Sole           50,000
PEABODY ENERGY CORP                       COMMON      704549104      17,243         595,600       Sole          595,600
PEPSICO INC                               COMMON      713448108         319           6,200       Sole            6,200
PFIZER INC                                COMMON      717081103       7,813         196,598       Sole          196,598
PHARMACIA CORPORATION                     COMMON      71713U102         309           6,850       Sole            6,850
PHILIP MORRIS COS INC                     COMMON      718154107       7,182         136,352       Sole          136,352
PHILLIPS PETROLEUM CO                     COMMON      718507106      24,263         386,360       Sole          386,360
PITNEY-BOWES INC                          COMMON      724479100       2,835          66,249       Sole           66,249
POGO PRODUCING CO COM                     COMMON      730448107      26,767         844,394       Sole          844,394
PSION PLC                                 COMMON      G72928107      12,969          12,200       Sole           12,200
PULTE HOMES INC COM                       COMMON      745867101       1,747          36,513       Sole           36,513
RELIANT ENERGY INCORP                     COMMON      75952J108         567          22,000       Sole           22,000
RENAISSANCERE HOLDINGS LTD                COMMON      G7496G103       8,107          78,712       Sole           78,712
RITE AID CORP COM                         COMMON      767754104          35          10,260       Sole           10,260
SAN JUAN BASIN ROYAL TRUST                COMMON      798241105       4,649         390,708       Sole          390,708
SARA LEE CORP                             COMMON      803111103         266          12,800       Sole           12,800
SBC COMMUNICATIONS  INC                   COMMON      78387G103         698          18,642       Sole           18,642
SCHERING PLOUGH CORP                      COMMON      806605101      32,645       1,042,976       Sole        1,042,976
SELECTICA INC COM                         COMMON      816288104          51          13,093       Sole           13,093
SILICON GRAPHICS INC.                     COMMON      827056102         297          70,000       Sole           70,000
SOUTHERN UNION COMPANY                    COMMON      844030106       8,820         481,459       Sole          481,459
SPRINT PCS                                COMMON      852061506      41,615       4,044,194       Sole        4,044,194
STRYKER CORP                              COMMON      863667101         674          11,180       Sole           11,180
SUMMIT PROPERTIES INC                     COMMON      866239106         292          11,900       Sole           11,900
SUNTRUST BANKS INC                        COMMON      867914103         727          10,900       Sole           10,900
SUNTRUST GEORGIA TAX-FREE FD U            MUTUAL      864888XX5         390          56,263       Sole           56,263
SUNTRUST NATL TAX-FREE FD UNIT            MUTUAL      864888YY2         113          12,204       Sole           12,204
TEEKAY SHIPPING CORPORATION               COMMON      Y8564W103      25,679         673,642       Sole          673,642
UNITEDHEALTH GROUP INC                    COMMON      91324P102      23,867         312,320       Sole          312,320
UNITEDHEALTH GROUP INC-Restric            COMMON      910581108         306           4,000       Sole            4,000
UNUMPROVIDENT CORP                        COMMON      91529Y106      32,467       1,162,453       Sole        1,162,453
VERIZON COMMUNICATIONS                    COMMON      92343V104       1,049          22,748       Sole           22,748
VICTORY CONVERT. SECURITIES FD            MUTUAL      926464538       1,160          99,979       Sole           99,979
VICTORY CONVERT. SECURITIES FD            MUTUAL      926464538         240          20,689       Sole           20,689
VICTORY DIVERSIFIED STK FD CL             MUTUAL      926464603       1,508         103,123       Sole          103,123
VICTORY REAL ESTATE INVESTMENT            MUTUAL      926464579         150          11,746       Sole           11,746
WACHOVIA CORPORATION                      COMMON      929903102         850          22,919       Sole           22,919
WASHINGTON MUTUAL INC                     COMMON      939322103      24,031         725,365       Sole          725,365
WASHINGTON POST CO CL B                   COMMON      939640108       1,032           1,700       Sole            1,700
WESTMORELAND COAL CO                      COMMON      960878106         232          15,000       Sole           15,000
WISCONSIN ENERGY CORP.                    COMMON      976657106      25,484       1,024,292       Sole        1,024,292
WYETH                                     COMMON      983024100      28,406         432,685       Sole          432,685
ZIMMER HOLDINGS INC                       COMMON      98956P102         326           9,565       Sole            9,565